Share-Based Compensation - Share Option granted by Shenlanbao (Details) - Share Option - SLB Plan - Shenzhen Cunzhen Qiushi Technology Co Ltd - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	577,121	1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-Based Payment Arrangement, Plan Modification, Incremental Cost	¥ 4,794
Share-based compensation expense	¥ 2,018